TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carryforward and tax credits	$67,096	$50,090
Acquired intangibles (*)	13,172	9,256
Operating leases liabilities	15,985	21,124
Share based payments	36,462	39,784
Research and development costs	135,522	154,024
Reserves, allowances and other	49,816	51,788
Deferred tax assets before valuation allowance	318,053	326,066
Valuation allowance	(9,722)	(11,401)
Deferred tax assets	308,331	314,665

Deferred tax liabilities:
Acquired intangibles	(157,533)	(1,638)
Operating lease right-of-use assets	(13,536)	(17,381)
Internal use software and other fixed assets	(18,991)	(45,070)
Prepaid compensation expenses	(29,367)	(28,160)
Other	(684)	(5,149)
Deferred tax liabilities	(220,111)	(97,398)

Deferred tax assets, net	$88,220	$217,267

(*) During the years ended December 31, 2025 and 2024, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward and incurred a tax expense on the resulting capital gains.

	December 31,
	2025	2024
Deferred tax assets	$198,213	$219,232
Deferred tax liabilities	(109,993)	(1,965)
Deferred tax assets, net	$88,220	$217,267

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Statutory tax rate	161,931	23%	139,110	23%	105,271	23%
Preferred Tax Benefit Regimes (*)	(59,236)	(8)%	(10,975)	(2)%	(25,505)	(6)%
Foreign tax effects
United Kingdom
Statutory tax rate difference between United Kingdom and Israel	725	—%	7,089	1%	—	—%
Changes in valuation allowance	(1,678)	—%	(8,417)	(1)%	7,249	2%
Other	5,842	1%	(4,154)	(1)%	4,560	1%
United States
Statutory tax rate difference between United State and Israel	(5,994)	(1)%	(6,980)	(1)%	(4,412)	(1)%
State income taxes, Net of Federal Income Tax Effect	902	—%	35,448	6%	(1,354)	—%
Share-based payment awards	13,910	2%	10,703	2%	21,090	5%
Capital Gain on Sales of IP	28,938	4%
Foreign-derived intangible income	(7,195)	(1)%	(10,925)	(2)%	(5,866)	(1)%
Research and Development tax credits	(7,035)	(1)%	(8,974)	(1)%	(6,797)	(1)%
Other	(9,712)	(1)%	(3,777)	(1)%	(15,121)	(3)%

India	—	—%	—	—%	4,075	1%
Other foreign jurisdictions	(1,603)	—%	(2,673)	—%	4,266	1%

Nontaxable or Nondeductible Items
Share-based payment awards	—	—%	—	—%	4,854	1%
Other Nontaxable or Nondeductible Items	(5,640)	(1)%	(1,396)	—%	4,525	1%

Changes in Unrecognized Tax Benefits	(17,228)	(2)%	22,557	4%	26,181	6%

Other Adjustments	(5,012)	(1)%	5,602	1%	(3,617)	(1)%

Total income tax expenses	$91,916	13%	$162,238	27%	$119,399	26%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

	Year Ended December 31,
	2025	2024	2023
Basic	$0.32	$1.27	$0.49
Diluted	$0.30	$1.23	$0.47

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Domestic	$363,941	$178,691	$195,203
Foreign	340,076	426,135	262,497
	$704,017	$604,826	$457,700

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Current	$81,476	$202,178	$182,789
Deferred	10,440	(39,940)	(63,390)

	91,916	162,238	119,399

Domestic	(9,289)	58,711	51,334
Foreign	101,205	103,527	68,065

	$91,916	$162,238	$119,399
Of which:

	Year Ended December 31,
	2025	2024	2023
Domestic taxes:
Current	$(6,109)	$44,659	$50,414
Deferred	(3,180)	14,052	920

	(9,289)	58,711	51,334
Foreign taxes:
Current	87,585	157,519	132,375
Deferred	13,620	(53,992)	(64,310)

	101,205	103,527	68,065

Taxes on income	$91,916	$162,238	$119,399

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2025	2024
Uncertain tax positions, beginning of year	$92,851	$90,124
Increases (decrease) in tax positions for prior years	8,147	(4,345)
Increases in tax positions for current year	14,715	9,743
Settlements	(41,652)	—
Expiry of the statute of limitations	(3,520)	(2,671)

Uncertain tax positions, end of year	$70,541	$92,851